As filed with the Securities and Exchange Commission on October 30, 1998

                                                                     File Nos.
                                                                       2-60470
                                                                      811-2790

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.

     Post-Effective Amendment No.  24                           (X)

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No.  23                                          (X)

                 FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                 777 MARINERS ISLAND BLVD., SAN MATEO, CA 94404
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, Including Area Code (650) 312-2000

         HARMON E. BURNS, 777 MARINERS ISLAND BLVD., SAN MATEO, CA 94404
               (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [ ] on (date) pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [X] on January 1, 1999 pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



Title of Securities Being Registered:
Shares of Beneficial Interest of:

Franklin California Tax-Free Income Fund - Class I
Franklin California Tax-Free Income Fund - Class II




                 FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                 PART A: INFORMATION REQUIRED IN THE PROSPECTUS

N-1A                                          LOCATION IN
ITEM NO.      ITEM                            REGISTRATION STATEMENT

1.            Cover Page                      Cover Page

2.            Synopsis                        "Expense Summary"

3.            Condensed Financial             "Financial Highlights";
              Information

4.            General Description             "How Is the Fund Organized?";
              of Registrant                   "How Does the Fund Invest Its
                                              Assets?" "What Are the Risks of
                                              Investing in the Fund?"

5.            Management of the Fund          "Who Manages the Fund?"

5A.           Management's Discussion         Contained in Registrant's Annual
              of Fund Performance             Report to Shareholders

6.            Capital Stock and               "How Is the Fund Organized?";
              Other Securities                "Services to Help You Manage
                                              Your Account"; "What
                                              Distributions Might I Receive
                                              From the Fund?"; "How Taxation
                                              Affects the Fund and Its
                                              Shareholders"; "What If I Have
                                              Questions About My Account?"

7.            Purchase of Securities          "How Do I Buy Shares?"; "May I
              Being Offered                   Exchange Shares for Shares of
                                              Another Fund?"; "Transaction
                                              Procedures and Special
                                              Requirements"; "Services to Help
                                              You Manage Your Account";
                                              "Useful Terms and Definitions";
                                              "What If I Have Questions About
                                              My Account?"; "Who Manages the
                                              Fund?"; "Useful Terms and
                                              Definitions"

8.            Redemption or Repurchase        "May I Exchange Shares for
                                              Shares of Another Fund?"; "How
                                              Do I Sell Shares?"; "Transaction
                                              Procedures and Special
                                              Requirements"; "Services to Help
                                              You Manage Your Account";
                                              "Useful Terms and Definitions"

9.            Pending Legal Proceedings       Not Applicable




                 FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                       PART B: INFORMATION REQUIRED IN THE
                       STATEMENT OF ADDITIONAL INFORMATION

N-1A                                          LOCATION IN
ITEM NO.      ITEM                            REGISTRATION STATEMENT

10.           Cover Page                      Cover Page

11.           Table of Contents               Table of Contents

12.           General Information             Not Applicable
              and History

13.           Investment Objectives           "How Does the Fund Invest Its
              and Policies                    Assets?"; "What Are the Risks of
                                              Investing in the Fund?";
                                              "Investment Restrictions"

14.           Management of the Fund          "Officers and Directors";
                                              "Investment Management and Other
                                              Services"

15.           Control Persons and             "Officers and Directors";
              Principal Holders of            "Investment Management and Other
              Securities                      Services"; "Miscellaneous
                                              Information"

16.           Investment Advisory and         "Investment Management and Other
              Other Services                  Services"; "The Fund's
                                              Underwriter"

17.           Brokerage Allocation and        "How Does the Fund Buy
              Other Practices                 Securities for Its Portfolio?"

18.           Capital Stock and               Not Applicable
              Other Securities

19.           Purchase, Redemption and        "How Do I Buy, Sell and Exchange
              Pricing of Securities           Shares?"; "How Are Fund Shares
                                              Valued?"; "Financial Statements"

20.           Tax Status                      "Additional Information on
                                              Distributions and Taxes"

21.           Underwriters                    "The Fund's Underwriter"

22.           Calculation of                  "How Does the Fund Measure
              Performance Data                Performance?"

23.           Financial Statements            "Financial Statements"




               ---------------------------------------------------
                                  REDESIGNATION

                           Class A - Formerly Class I
                            Class B - New Share Class
                           Class C - Formerly Class II
               ---------------------------------------------------


                        SUPPLEMENT DATED JANUARY 1, 1999
                              TO THE PROSPECTUS OF
                    FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
                              DATED AUGUST 1, 1998

The prospectus is amended as follows:

I. As of January 1, 1999, the fund offers three classes of shares: Class A, Class B and Class C. Before January 1, 1999, Class A shares were designated Class I and Class C shares were designated Class II. All references in the prospectus to Class I shares are replaced with Class A, and all references to Class II shares are replaced with Class C.

II. The section "Expense Summary" is replaced with the following:

EXPENSE SUMMARY

This table is designed to help you understand the costs of investing in the fund. It is based on the historical expenses of the fund for the fiscal year ended March 31, 1998. The fund's actual expenses may vary.

                                           CLASS A(1)  CLASS B(2)  CLASS C(1)
-------------------------------------------------------------------------------

A.  SHAREHOLDER TRANSACTION EXPENSES(3)
    Maximum Sales Charge
    (as a percentage of Offering Price)      4.25%      4.00%       1.99%
      Paid at time of purchase(4)            4.25%       None       1.00%
      Paid at redemption(5)                  None       4.00%       0.99%
    Exchange Fee (per transaction)(6)        None        None        None

B.  ANNUAL FUND OPERATING EXPENSES
    (AS A PERCENTAGE OF AVERAGE NET
    ASSETS)
    Management Fees                          0.45%      0.45%       0.45%
    Rule 12b-1 Fees(7)                       0.07%      0.65%       0.65%
    Other Expenses                           0.04%      0.04%       0.04%
                                           --------------------------------
    Total Fund Operating Expenses            0.56%      1.14%       1.14%
                                           ================================

C. EXAMPLE

     Assume the annual return for each class is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $10,000 that you invest in the fund.

                                   1 YEAR     3 YEARS    5 YEARS    10 YEARS
-------------------------------------------------------------------------------
    CLASS A                        $480(8)     $597       $724       $1097
    CLASS B
      Assuming you sold your
      shares at the end of the
      period                       $516        $662       $828       $1,224(9)

      Assuming you stayed in the
      fund                         $116        $362       $628       $1,224(9)
    CLASS C                        $313(10)    $459       $721       $1,472

     THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE shown. The fund pays its operating expenses. The effects of these expenses are reflected in the Net Asset Value or dividends of each class and are not directly charged to your account.

(1) Before January 1, 1999, Class A shares were designated Class I and Class C shares were designated Class II.
(2) The fund began offering Class B shares on January 1, 1999. Annual fund operating expenses are based on the expenses for Class A and C for the fiscal year ended March 31, 1998. The Rule 12b-1 fees are based on the maximum fees allowed under Class B's Rule 12b-1 plan.
(3) If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.
(4) There is no front-end sales charge if you invest $1 million or more in Class A shares. Although Class B and C have a lower front-end sales charge than Class A, their Rule 12b-1 fees are higher. Over time you may pay more for Class B and C shares. Please see "How Do I Buy Shares? - Choosing a Share Class."
(5) A Contingent Deferred Sales Charge of 1% may apply to Class A purchases of $1 million or more if you sell the shares within one year and to any Class C purchase if you sell the shares within 18 months. A Contingent Deferred Sales Charge of up to 4% may apply to any Class B purchase if you sell the shares within six years. The charge is based on the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less. The number in the table shows the charge as a percentage of Offering Price. While the percentage for Class C is different depending on whether the charge is shown based on the Net Asset Value or the Offering Price, the dollar amount you would pay is the same. See "How Do I Sell Shares? - Contingent Deferred Sales Charge" for details.
(6) There is a $5 fee for exchanges by Market Timers.
(7) These fees may not exceed 0.10% for Class A and 0.65% for Class B and C. The combination of front-end sales charges and Rule 12b-1 fees could cause long-term shareholders to pay more than the economic equivalent of the maximum front-end sales charge permitted under the NASD's rules.
(8) Assumes a Contingent Deferred Sales Charge will not apply.
(9) Assumes conversion of Class B shares to Class A shares after eight years.
(10) For the same Class C investment, you would pay projected expenses of $215 if you did not sell your shares at the end of the first year. Your projected expenses for the remaining periods would be the same.

III. The following information is added to the section "Financial Highlights":

                                                        SIX MONTHS ENDED
                                                       SEPTEMBER 30, 1998
                                                          (UNAUDITED)
                                                 ----------------------------
                                                       CLASS A       CLASS C
                                                 ----------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the
period)
Net asset value, beginning of period                    $7.35         $7.35
                                                 ----------------------------
Income from investment operations:
    Net investment income                                 .20           .18
    Net realized and unrealized gains                     .14           .14
                                                 ----------------------------
Total from investment operations                          .34           .32
                                                 ----------------------------
Less distributions from:
    Net investment income                               (.20)         (.18)
    Net realized gains                                  (.01)         (.01)
                                                 ----------------------------
Total distributions                                     (.21)         (.19)
                                                 ----------------------------
Net asset value, end of period                          $7.48         $7.48
                                                 ============================

Total return*                                           4.66%         4.37%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)                  $15,557,686      $386,548
Ratio to average net assets:
    Expenses                                           .56%**       1.14%**
    Net investment income                             5.36%**       4.78%**
Portfolio turnover rate                              13.93%        13.93%

* Total return does not reflect sales commissions or the Contingent Deferred Sales Charge, and is not annualized.
** Annualized.

IV. The following paragraph is added under "What Are the Risks of Investing in the Fund?":

YEAR 2000. When evaluating current and potential portfolio positions, Year 2000 is only one of the factors Advisers considers. Advisers will rely upon public filings and other statements made by issuers about their Year 2000 readiness. Advisers, of course, cannot audit each issuer and its major suppliers to verify their Year 2000 readiness.

If an issuer the fund is invested in is adversely affected by Year 2000 problems, it is likely that the price of its security will also be adversely affected. A decrease in the value of one or more of the fund's portfolio holdings will have a similar impact on the price of the fund's shares. Please see "Who Manages the Fund?" for more information.

V. The following is added after the "Administrative Services" section under "Who Manages the Fund?":

YEAR 2000 PROBLEM. The fund's business operations depend on a worldwide network of computer systems that contain date fields, including securities trading systems, securities transfer agent operations and stock market links. Many of the systems currently use a two digit date field to represent the date, and unless these systems are changed or modified, they may not be able to distinguish the Year 1900 from the Year 2000 (commonly referred to as the Year 2000 problem). In addition, the fact that the Year 2000 is a non-standard leap year may create difficulties for some systems.

When the Year 2000 arrives, the fund's operations could be adversely affected if the computer systems used by Advisers, its service providers and other third parties it does business with are not Year 2000 ready. For example, the fund's portfolio and operational areas could be impacted, including securities trade processing, interest and dividend payments, securities pricing, shareholder account services, reporting, custody functions and others.

Advisers and its affiliated service providers are making a concerted effort to take steps they believe are reasonably designed to address their Year 2000 problems. Of course, the fund's ability to reduce the effects of the Year 2000 problem is also very much dependent upon the efforts of third parties over which the fund and Advisers may have no control.

VI. In the section "Who Manages the Fund? - The Rule 12b-1 Plans,"

(a) the first sentence is replaced with the following:

Each class has a separate distribution or "Rule 12b-1" plan under which it shall pay or may reimburse Distributors or others for the expenses of activities that are primarily intended to sell shares of the class.

(b) and the following paragraphs are added:

Under the Class B plan, the fund pays Distributors up to 0.50% per year of Class B's average daily net assets to pay Distributors for providing distribution and related services and bearing certain Class B expenses. All distribution expenses over this amount will be borne by those who have incurred them. Securities Dealers are not eligible to receive this portion of the Rule 12b-1 fees associated with the purchase.

The fund may also pay a servicing fee of up to 0.15% per year of Class B's average daily net assets under the Class B plan. This fee may be used to pay Securities Dealers or others for, among other things, helping to establish and maintain customer accounts and records, helping with requests to buy and sell shares, receiving and answering correspondence, monitoring dividend payments from the fund on behalf of customers, and similar servicing and account maintenance activities. Securities Dealers may be eligible to receive this portion of the Rule 12b-1 fees from the date of purchase. After 8 years, Class B shares convert to Class A shares and Securities Dealers may then receive the Rule 12b-1 fees applicable to Class A.

The expenses relating to the Class B plan are also used to pay Distributors for advancing the commission costs to Securities Dealers with respect to the initial sale of Class B shares. Further, the expenses relating to the Class B plan may be used by Distributors to pay third party financing entities that have provided financing to Distributors in connection with advancing commission costs to Securities Dealers.

VII. The first paragraph under "How Is the Fund Organized?" is replaced with the following:

The fund is a diversified, open-end management investment company, commonly called a mutual fund. It was organized as a Maryland corporation on November 28, 1977, and is registered with the SEC. The fund offers three classes of shares:
Franklin California Tax-Free Income Fund - Class A, Franklin California Tax-Free Income Fund - Class B and Franklin California Tax-Free Income Fund - Class C. Additional classes of shares may be offered in the future.

VIII. The sections "Choosing a Share Class" and "Purchase Price of Fund Shares," found under "How Do I Buy Shares?", are replaced with the following:

CHOOSING A SHARE CLASS

Each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. Your investment representative can help you decide.

     CLASS A*                   CLASS B*                     CLASS C*
--------------------------------------------------------------------------------
o Front-end sales       o   No front-end sales       o   Front-end sales
  charge of 5.75%           charge                       charge of 1%
  or less

o Contingent            o  Contingent Deferred       o  Contingent Deferred
  Deferred Sales           Sales Charge of 4% or        Sales Charge of 1% on
  Charge of 1% on          less on shares you           shares you sell within
  purchases of $1          sell within six years        18 months
  million or more
  sold within one
  year

o Lower annual          o  Automatic conversion      o  No conversion to
  expenses than            to Class A shares            Class A shares, so
  Class B or C due         after eight years,           annual expenses do not
  to lower Rule            reducing future annual       decrease
  12b-1 fees               expenses

o No maximum            o  Maximum purchase          o  Maximum purchase
  purchase amount          amount of $249,999. We       amount of $999,999. We
                           invest any investment        invest any investment
                           of $250,000 or more in       of $1 million or more
                           Class A shares, since        in Class A shares,
                           a reduced front-end          since there is no
                           sales charge is              front-end sales charge
                           available and Class          and Class A's annual
                           A's annual expenses          expenses are lower.
                           are lower.

*Before January 1, 1999, Class A shares were designated Class I and Class C shares were designated Class II. The fund began offering Class B shares on January 1, 1999.

PURCHASE PRICE OF FUND SHARES

For Class A shares, the sales charge you pay depends on the dollar amount you invest, as shown in the table below. The sales charge for Class C shares is 1% and, unlike Class A, does not vary based on the size of your purchase. There is no front-end sales charge for Class B shares.

                                    TOTAL SALES CHARGE
                                    AS A PERCENTAGE OF       AMOUNT PAID TO
                              -----------------------------    DEALER AS A
AMOUNT OF PURCHASE            OFFERING           NET AMOUNT   PERCENTAGE OF
AT OFFERING PRICE             PRICE              INVESTED     OFFERING PRICE
--------------------------------------------------------------------------------

CLASS A
Under $100,000                4.25%                4.44%          4.00%
$100,000 but less than        3.50%                3.63%          3.25%
$250,000
$250,000 but less than        2.75%                2.83%          2.50%
$500,000
$500,000 but less than        2.15%                2.20%          2.00%
$1,000,000
$1,000,000 or more*           None                 None           None

CLASS B*                      None                 None           None

CLASS C
Under $1,000,000*             1.00%                1.01%          1.00%

*A Contingent Deferred Sales Charge of 1% may apply to Class A purchases of $1 million or more and any Class C purchase. A Contingent Deferred Sales Charge of up to 4% may apply to any Class B purchase. Please see "How Do I Sell Shares? - Contingent Deferred Sales Charge." Please also see "Other Payments to Securities Dealers" below for a discussion of payments Distributors may make out of its own resources to Securities Dealers for certain purchases.

IX. In the section "Sales Charge Waivers," found under "How Do I Buy Shares? - Sales Charge Reductions and Waivers,"

(a) the first paragraph is replaced with the following:

SALES CHARGE WAIVERS. If one of the following sales charge waivers applies to you or your purchase of fund shares, you may buy shares of the fund without a front-end sales charge or a Contingent Deferred Sales Charge. All of the sales charge waivers listed below apply to purchases of Class A shares only, except for items 1 and 2 which also apply to Class B and C purchases.

(b) and the second waiver category is replaced with the following:

2. Redemption proceeds from the sale of shares of any Franklin Templeton Fund. The proceeds must be reinvested in the same class of shares, except proceeds from the sale of Class B shares will be reinvested in Class A shares.

     If you paid a Contingent Deferred Sales Charge when you sold your Class A or C shares, we will credit your account with the amount of the Contingent Deferred Sales Charge paid but a new Contingent Deferred Sales Charge will apply. For Class B shares reinvested in Class A, a new Contingent Deferred Sales Charge will not apply, although your account will not be credited with the amount of any Contingent Deferred Sales Charge paid when you sold your Class B shares. If you own both Class A and B shares and you later sell your shares, we will generally sell your Class A shares first, unless otherwise instructed.

     If you immediately placed your redemption proceeds in a Franklin Bank CD, you may reinvest them as described above. The proceeds must be reinvested within 365 days from the date the CD matures, including any rollover.

     This waiver does not apply to exchanges. Shares purchased with proceeds from a money fund may be subject to a sales charge.

X. The section "How Do I Buy Shares? - Other Payments to Securities Dealers" is replaced with the following:

OTHER PAYMENTS TO SECURITIES DEALERS

The payments described below may be made to Securities Dealers who initiate and are responsible for Class B and C purchases and certain Class A purchases made without a sales charge. The payments are subject to the sole discretion of Distributors, and are paid by Distributors or one of its affiliates and not by the fund or its shareholders.

1. Class A purchases of $1 million or more - up to 0.75% of the amount invested.

2.   Class B purchases - up to 3% of the amount invested.

3.   Class C purchases - up to 1% of the purchase price.

4. Class A purchases by trust companies and bank trust departments, Eligible Governmental Authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs - up to 0.25% of the amount invested.

A Securities Dealer may receive only one of these payments for each qualifying purchase. Securities Dealers who receive payments in connection with investments described in paragraphs 1 or 3 above will be eligible to receive the Rule 12b-1 fee associated with the purchase starting in the thirteenth calendar month after the purchase.

FOR BREAKPOINTS THAT MAY APPLY AND INFORMATION ON ADDITIONAL COMPENSATION PAYABLE TO SECURITIES DEALERS IN CONNECTION WITH THE SALE OF FUND SHARES, PLEASE SEE "HOW DO I BUY, SELL AND EXCHANGE SHARES? - OTHER PAYMENTS TO SECURITIES DEALERS" IN THE SAI.

XI. The second and third paragraphs under "May I Exchange Shares for Shares of Another Fund?" are replaced with the following:

If you own Class A shares, you may exchange into any of our money funds except Franklin Templeton Money Fund. Franklin Templeton Money Fund is the only money fund exchange option available to Class B and C shareholders. Unlike our other money funds, shares of Franklin Templeton Money Fund may not be purchased directly and no drafts (checks) may be written on Franklin Templeton Money Fund accounts.

Before making an exchange, please read the prospectus of the fund you are interested in. This will help you learn about the fund, its investment goal and policies, and its rules and requirements for exchanges. For example, some Franklin Templeton Funds do not accept exchanges and others may have different investment minimums. Some Franklin Templeton Funds do not offer Class B or C shares.

XII. The third paragraph in the section "Contingent Deferred Sales Charge," found under "May I Exchange Shares for Shares of Another Fund? - Will Sales Charges Apply to My Exchange?", is replaced with the following:

If you exchange Class A shares into one of our money funds, the time your shares are held in that fund will not count towards the completion of any Contingency Period. If you exchange your Class B or C shares for the same class of shares of Franklin Templeton Money Fund, however, the time your shares are held in that fund will count towards the completion of any Contingency Period.

XIII. In the "By Phone" section of the chart under "How Do I Sell Shares?", the first bulleted item is replaced with the following:

o If the request is $100,000 or less. Institutional accounts may exceed $100,000 by completing a separate agreement. Call Institutional Services to receive a copy.

XIV. The section "Contingent Deferred Sales Charge," found under "How Do I Sell Shares?", is revised to add the following after the first paragraph:

For Class B shares, there is a Contingent Deferred Sales Charge if you sell your shares within six years, as described in the table below. The charge is based on the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less.

                                           THIS % IS DEDUCTED FROM
IF YOU SELL YOUR CLASS B SHARES            YOUR PROCEEDS AS A
WITHIN THIS MANY YEARS AFTER               CONTINGENT DEFERRED
BUYING THEM                                SALES CHARGE
-------------------------------------------------------------------------
1 Year                                     4
2 Years                                    4
3 Years                                    3
4 Years                                    3
5 Years                                    2
6 Years                                    1
7 Years                                    0

XV. The fourth paragraph under "What Distributions Might I Receive From the Fund?" is replaced with the following:

Dividends and capital gains are calculated and distributed the same way for each class. The amount of any income dividends per share will differ, however, generally due to the difference in the Rule 12b-1 fees of each class.

XVI. Distribution option 3 and the paragraph following it in the section "What Distributions Might I Receive From the Fund? - Distribution Options" are replaced with the following:

3. Receive distributions in cash - You may receive dividends, or both dividend and capital gain distributions in cash. If you have the money sent to another person or to a checking or savings account, you may need a signature guarantee. If you send the money to a checking or savings account, please see "Electronic Fund Transfers" under "Services to Help You Manage Your Account."

Distributions may be reinvested only in the SAME CLASS of shares, except as follows: (i) Class C shareholders who chose to reinvest their distributions in Class A shares of the fund or another Franklin Templeton Fund before November 17, 1997, may continue to do so; and (ii) Class B and C shareholders may reinvest their distributions in shares of any Franklin Templeton money fund.

XVII. In the sections "Joint Accounts" and "Signature Guarantees," found under "Transaction Procedures and Special Requirements," the references to $50,000 are replaced with $100,000.

XVIII. The second sentence in the section "Services to Help You Manage Your Account - Automatic Investment Plan" is replaced with the following:

Under the plan, you can have money transferred automatically from your checking or savings account to the fund each month to buy additional shares.

XIX. The section "Services to Help You Manage Your Account - Automatic Payroll Deduction," is revised to reflect that this service is available to both Class A and Class B shares.

XX. The second paragraph under "Services to Help You Manage Your Account - Systematic Withdrawal Plan" is replaced with the following:

If you would like to establish a systematic withdrawal plan, please complete the systematic withdrawal plan section of the shareholder application included with this prospectus and indicate how you would like to receive your payments. You may choose to direct your payments to buy the same class of shares of another Franklin Templeton Fund or have the money sent directly to you, to another person, or to a checking or savings account. If you choose to have the money sent to a checking or savings account, please see "Electronic Fund Transfers" below. Once your plan is established, any distributions paid by the fund will be automatically reinvested in your account.

XXI. The section "Services to Help You Manage Your Account - Electronic Fund Transfers - Class I Only" is replaced with the following:

ELECTRONIC FUND TRANSFERS

You may choose to have dividend and capital gain distributions or payments under a systematic withdrawal plan sent directly to a checking or savings account. If the account is with a bank that is a member of the Automated Clearing House, the payments may be made automatically by electronic funds transfer. If you choose this option, please allow at least fifteen days for initial processing. We will send any payments made during that time to the address of record on your account.

XXII. In the section "Services to Help You Manage Your Account - TeleFACTS(R),"

(a) the third bulleted item is replaced with the following:

o exchange shares (within the same class) between identically registered Franklin Templeton Class A, B or C accounts; and

(b) and the last sentence is replaced with the following:

The code number is 112 for Class A, 312 for Class B and 212 for Class C.

XXIII. In the "Useful Terms and Definitions" section,

(a) the definition of "Class I and Class II" is replaced with the following:

CLASS A, CLASS B AND CLASS C - The fund offers three classes of shares, designated "Class A," "Class B" and "Class C." The three classes have proportionate interests in the fund's portfolio. They differ, however, primarily in their sales charge structures and Rule 12b-1 fees.

(b) and the following definitions are revised:

CONTINGENCY PERIOD - For Class A shares, the 12 month period during which a Contingent Deferred Sales Charge may apply. The contingency period is six years for Class B shares and 18 months for Class C shares. The holding period begins on the day you buy your shares. For example, if you buy shares on the 18th of the month, they will age one month on the 18th day of the next month and each following month.

CONTINGENT DEFERRED SALES CHARGE (CDSC) - A sales charge of 1% that may apply if you sell your Class A or C shares within the Contingency Period. For Class B, the maximum CDSC is 4% and declines to 0% after six years.

OFFERING PRICE - The public offering price is based on the Net Asset Value per share of the class and includes the front-end sales charge. The maximum front-end sales charge is 4.25% for Class A and 1% for Class C. There is no front-end sales charge for Class B. We calculate the offering price to two decimal places using standard rounding criteria.


                Please keep this supplement for future reference.





               ----------------------------------------------------
                                  REDESIGNATION

                           Class A - Formerly Class I
                            Class B - New Share Class
                           Class C - Formerly Class II
               ----------------------------------------------------


                        SUPPLEMENT DATED JANUARY 1, 1999
                  TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                    FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
                              DATED AUGUST 1, 1998

The Statement of Additional Information is amended as follows:

I. As of January 1, 1999, the fund offers three classes of shares: Class A, Class B and Class C. Before January 1, 1999, Class A shares were designated Class I and Class C shares were designated Class II. All references in the Statement of Additional Information to Class I shares are replaced with Class A, and all references to Class II shares are replaced with Class C.

II. The following is added to the "Officers and Directors" section:

As of October 19, 1998, the officers and Board members, as a group, owned of record and beneficially the following shares of the fund: approximately 129,798 Class A shares, or less than 1% of the total outstanding Class A shares of the fund.

III.  In  the  section  "The  Rule  12b-1   Plans,"   found  under  "The  Fund's
Underwriter,"

(a) the first sentence is replaced with the following:

Each class has a separate distribution or "Rule 12b-1" plan that was adopted pursuant to Rule 12b-1 of the 1940 Act.

(b) the following paragraph is added after the section "The Class I Plan":

THE CLASS B PLAN. Under the Class B plan, the fund pays Distributors up to 0.50% per year of Class B's average daily net assets, payable quarterly, for distribution and related expenses. These fees may be used to compensate Distributors for providing distribution and related services and bearing certain Class B expenses. All distribution expenses over this amount will be borne by those who have incurred them without reimbursement by the fund.

Under the Class B plan, the fund also pays an additional 0.15% per year of Class B's average daily net assets, payable quarterly, as a servicing fee.

(c) the section "The Class I and Class II Plans" is renamed "The Class A, B and C Plans."

IV. The following information is added to the applicable sections under "How Does the Fund Measure Performance?":

TOTAL RETURN

The average annual total return for Class A for the one-, five- and ten-year periods ended September 30, 1998, was 4.08%, 5.33% and 7.40%, respectively. The average annual total return for Class C for the one-year period ended September 30, 1998, and for the period from inception (May 1, 1995) through September 30, 1998, was 6.15% and 7.19%, respectively.

The cumulative total return for Class A for the one-, five- and ten-year periods ended September 30, 1998, was 4.08%, 29.65% and 104.14%, respectively. The cumulative total return for Class C for the one-year period ended September 30, 1998, and for the period from inception (May 1, 1995) through September 30, 1998, was 6.15% and 26.79%, respectively.

YIELD

The yield for the 30-day period ended September 30, 1998, was 4.24% for Class A and 3.81% for Class C.

The taxable-equivalent yield for the 30-day period ended September 30, 1998, was 7.74% for Class A and 6.95% for Class C.

CURRENT DISTRIBUTION RATE

The current distribution rate for the 30-day period ended September 30, 1998, was 5.07% for Class A and 4.71% for Class C.

The taxable-equivalent distribution rate for the 30-day period ended September 30, 1998, was 9.25% for Class A and 8.60% for Class C.

V. The following paragraph is added under "Miscellaneous Information":

The Information Services & Technology division of Resources established a Year 2000 Project Team in 1996. This team has already begun making necessary software changes to help the computer systems that service the fund and its shareholders to be Year 2000 compliant. After completing these modifications, comprehensive tests have been planned to verify their effectiveness. Resources continues to seek reasonable assurances from all major hardware, software or data-services suppliers that they will be Year 2000 compliant on a timely basis. Resources is also in the process of developing contingency plans for Year 2000 failures. In an operation as complex and geographically distributed as Resources' business, however, this means identifying only those mission critical systems for which it is practical to develop a contingency plan.

VI. The following is added to the section "Financial Statements":

The unaudited financial statements contained in the Semiannual Report to Shareholders of the fund, for the six-month period ended September 30, 1998, are incorporated herein by reference.

VII. In the "Useful Terms and Definitions" section, the definitions of "Class I and Class II" and "Offering Price" are replaced with the following:

CLASS A, CLASS B AND CLASS C - The fund offers three classes of shares, designated "Class A," "Class B" and "Class C." The three classes have proportionate interests in the fund's portfolio. They differ, however, primarily in their sales charge structures and Rule 12b-1 fees.

OFFERING PRICE - The public offering price is based on the Net Asset Value per share of the class and includes the front-end sales charge. The maximum front-end sales charge is 4.25% for Class A and 1% for Class C. There is no front-end sales charge for Class B. We calculate the offering price to two decimal places using standard rounding criteria.


                Please keep this supplement for future reference.



The Registrant's prospectus and statement of additional information as filed with the Securities and Exchange Commission ("SEC") under 497(c) on August 5, 1998, (File Nos. 2-60470 and 811-1790) are hereby incorporated by reference.



                 FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.
                                FILE NOS. 2-60470
                                    811-2790

                                    FORM N-1A
                                     PART C
                                OTHER INFORMATION

ITEM 24     FINANCIAL STATEMENTS AND EXHIBITS

      (a)   (1)   Financial Statements incorporated herein by reference
                  to the Registrant's Annual Report to Shareholders dated
                  March 31, 1998 as filed with the SEC electronically on Form
                  Type N-30D on May 14, 1998

            (i)   Financial Highlights

            (ii)  Statement of Investments - March 31, 1998

            (iii) Statement of Assets and Liabilities - March 31, 1998

            (iv)  Statement of Operations - for the year ended March 31, 1998

            (v) Statements of Changes in Net Assets - for the years ended March 31, 1998 and 1997

            (vi)  Notes to Financial Statements

            (vii) Independent Auditors' Report

            (2) Unaudited Financial Statements incorporated herein by reference to Registrant's Semi-Annual Report to Shareholders dated September 30, 1998, to be filed by amendment

      (b) The following exhibits are incorporated herein by reference, except exhibits 6(ii), 8(iv), 11(i) and 18(i) which are attached herewith.

      (1)   copies of the charter as now in effect;

            (i)   Articles of Incorporation dated November 23, 1977
                  Filing: Post-Effective Amendment No. 20 to Registration Statement on Form N-1A
                  File No. 2-60470
                  Filing Date: June 1, 1995

            (ii)  Articles of Amendment dated July 16, 1982
                  Filing: Post-Effective Amendment No. 20 to Registration Statement on Form N-1A
                  File No. 2-60470
                  Filing Date: June 1, 1995

            (iii) Articles of Amendment dated August 7, 1986
                  Filing: Post-Effective Amendment No. 20 to Registration Statement on Form N-1A
                  File No. 2-60470
                  Filing Date: June 1, 1995

            (iv) Articles of Amendment to Articles of Incorporation dated March 21, 1995
                  Filing: Post-Effective Amendment No. 20 to Registration Statement on Form N-1A
                  File No. 2-60470
                  Filing Date: June 1, 1995

      (2) copies of the existing By-Laws or instruments corresponding thereto;

            (i)   By-Laws
                  Filing: Post-Effective Amendment No. 20 to Registration Statement on Form N-1A
                  File No. 2-60470
                  Filing Date: June 1, 1995

            (ii)  Amendment to By-Laws dated April 25, 1988
                  Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                  File No. 2-60470
                  Filing Date: July 19, 1996

      (3) copies of any voting trust agreement with respect to more than 5 percent of any class of equity securities of the Registrant;

            Not Applicable

      (4) copies of all instruments defining the rights of the holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

            Not Applicable

      (5) copies of all investment advisory contracts relating to the management of the assets of the Registrant;

            (i) Management Agreement between Registrant and Franklin Advisers, Inc. dated May 1, 1994
                  Filing: Post-Effective Amendment No. 20 to Registration Statement on Form N-1A
                  File No. 2-60470
                  Filing Date: June 1, 1995

      (6) copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

            (i) Amended and Restated Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc. dated March 30, 1995
                  Filing: Post-Effective Amendment No. 20 to Registration Statement on Form N-1A
                  File No. 2-60470
                  Filing Date: June 1, 1995

            (ii) Forms of Dealer Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers

      (7) copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of directors or officers of the Registrant in their capacity as such; any such plan that is not set forth in a formal document, furnish a reasonably detailed description thereof;

            Not Applicable

      (8)   copies of all custodian agreements and depository contracts under
            Section 17(f) of the 1940 Act, with respect to securities and similar investments of the Registrant, including the schedule of remuneration;

            (i) Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
                  Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                  File No. 2-60470
                  Filing Date: July 19, 1996

            (ii) Terminal Link Agreement between Registrant and Bank of New York dated February 16, 1996
                  Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                  File No. 2-60470
                  Filing Date: July 19, 1996

            (iii) Amendment dated May 7, 1997 to Master Custody Agreement between the Registrant and Bank of New York dated February 16, 1996
                  Filing: Post-Effective Amendment No. 23 to Registration Statement on Form N-1A
                  File No. 2-60470
                  Filing Date: May 21, 1998

            (iv) Amendment dated February 27, 1998, to Exhibit A of the Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996

      (9) copies of all other material contracts not made in the ordinary course of business which are to be performed in whole or in part at or after the date of filing the Registration Statement;

            (i) Subcontract for Fund Administrative Services dated October 1, 1996 and Amendment thereto dated March 11, 1998 between Franklin Advisers, Inc. and Franklin Templeton Services, Inc.
                  Registrant: Franklin Tax-Free Trust
                  Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
                  File No. 2-94222
                  Filing date: April 29, 1998

      (10) an opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will when sold be legally issued, fully paid and nonassessable;

            (i)   Opinion and Consent of Counsel dated May 15, 1998
                  Filing: Post-Effective Amendment No. 23 to Registration Statement on Form N-1A
                  File No. 2-60470
                  Filing Date: May 21, 1998

      (11) copies of any other opinions, appraisals or rulings and consents to the use thereof relied on in the preparation of this registration statement and required by Section 7 of the 1933 act.

            (i)    Consent of Independent Auditors

      (12)  all financial statements omitted from Item 23;

            Not Applicable

      (13) copies of any agreements or understandings made in consideration for providing the initial capital between or among the Registrant, the underwriter, adviser, promoter or initial stockholders and written assurances from promoters or initial stockholders that their purchases were made for investment purposes without any present intention of redeeming or reselling;

            (i)   Letter of Understanding for Class II shares dated April 12,
                  1995
                  Filing: Post-Effective Amendment No. 20 to Registration Statement on Form N-1A
                  File No. 2-60470
                  Filing Date: June 1, 1995

      (14) copies of the model plan used in the establishment of any retirement plan in conjunction with which Registrant offers its securities, any instructions thereto and any other documents making up the model plan. Such form(s) should disclose the costs and fees charged in connection therewith;

            Not Applicable

      (15) copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act, which describes all material aspects of the financing of distribution of Registrant's shares, and any agreements with any person relating to implementation of such plan.

            (i) Distribution Plan pursuant to Rule 12b-1 dated May 1, 1994 between Franklin California Tax-Free Income Fund and Franklin/Templeton Distributors, Inc.
                  Filing: Post-Effective Amendment No. 20 to Registration Statement on Form N-1A
                  File No. 2-60470
                  Filing Date: June 1, 1995

            (ii) Distribution Plan pursuant to Rule 12b-1 between Franklin/Templeton Distributors, Inc. and the Registrant on behalf of Franklin California Tax-Free Income Fund - Class II, dated March 30, 1995
                  Filing: Post-Effective Amendment No. 20 to Registration Statement on Form N-1A
                  File No. 2-60470
                  Filing Date: June 1, 1995

      (16) Schedule for computation of each performance quotation provided in the registration statement in response to Item 22 (which need not be audited)

            Not Applicable

      (17)  Powers of Attorney

            (i)   Power of Attorney dated March 19, 1998
                  Filing: Post-Effective Amendment No. 23 to Registration Statement on Form N-1A
                  File No. 2-60470
                  Filing Date: May 21, 1998

            (ii)  Certificate of Secretary dated March 19, 1998
                  Filing: Post-Effective Amendment No. 23 to Registration Statement on Form N-1A
                  File No. 2-60470
                  Filing Date: May 21, 1998

      (18) Copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act

            (i)   Multiple Class Plan dated October 19, 1995

      (27)  Financial Data Schedule

            Not Applicable

ITEM 25     PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

            None

ITEM 26     NUMBER OF HOLDERS OF SECURITIES

            Not Applicable

ITEM 27     INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28     BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

a)    Franklin Advisers, Inc.

The officers and Directors of the Registrant's manager also serve as officers and/or directors for (1) the manager's corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in the Franklin Templeton Group of Funds. In addition, Mr. Charles B. Johnson was formerly a director of General Host Corporation.

For additional information please see Part B and Schedules A and D of Form ADV of the Fund's Investment Manager (SEC File 801-26292), incorporated herein by reference, which sets forth the officers and directors of the investment manager and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

ITEM 29     PRINCIPAL UNDERWRITERS

a) Franklin/Templeton Distributors, Inc., ("Distributors") also acts as principal underwriter of shares of:

Franklin Asset Allocation Fund
Franklin California Tax-Free Trust
Franklin Custodian Funds, Inc.
Franklin Equity Fund
Franklin Federal Money Fund
Franklin Federal Tax-Free Income Fund
Franklin Floating Rate Trust
Franklin Gold Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Money Fund
Franklin Mutual Series Fund Inc.
Franklin Municipal Securities Trust
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Exempt Money Fund
Franklin Tax-Free Trust
Franklin Templeton Fund Allocator Series
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Value Investors Trust
Institutional Fiduciary Trust

Templeton American Trust, Inc.
Templeton Capital Accumulator Fund, Inc.
Templeton Developing Markets Trust
Templeton Funds, Inc.
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Real Estate Fund
Templeton Global Smaller Companies Fund, Inc.
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds, Inc.
Templeton Variable Products Series Fund

b) The information required by this Item 29 with respect to each director and officer of Distributors is incorporated by reference to Part B of this N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 8-5889):

c) Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

ITEM 30     LOCATION OF ACCOUNTS AND RECORDS

The accounts,  books or other documents  required to be maintained by Section 31
(a) of the Investment Company Act of 1940 are kept by the Fund or its shareholder services agent, Franklin/Templeton Investor Services, Inc., both of whose address is 777 Mariners Island Blvd., San Mateo, CA 94404.

ITEM 31     MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 32     UNDERTAKINGS

The Registrant hereby undertakes to comply with the information  requirements in
Item 5A of the Form N-1A by including the required information in the Fund's annual report and to furnish each person to whom a prospectus is delivered a copy of the annual report upon request and without charge.




                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 30th day of October, 1998

                                FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC. (Registrant)

                                By:  CHARLES B. JOHNSON*
                                     --------------------
                                     Charles B. Johnson
                                     President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

 CHARLES B. JOHNSON*                     Director and Principal
 Charles B. Johnson                      Executive Officer
                                         Dated: October 30, 1998

 MARTIN L. FLANAGAN*                     Principal Financial Officer
 Martin L. Flanagan                      Dated: October 30, 1998

 DIOMEDES LOO-TAM*                       Principal Accounting Officer
 Diomedes Loo-Tam                        Dated: October 30, 1998

 HARRIS J. ASHTON*                       Director
 Harris J. Ashton                        Dated: October 30, 1998

 S. JOSEPH FORTUNATO*                    Director
 S. Joseph Fortunato                     Dated: October 30, 1998

 EDITH E. HOLIDAY*                       Director
 Edith E. Holiday                        Dated: October 30, 1998

 RUPERT H. JOHNSON, JR.*                 Director
 Rupert H. Johnson, Jr.                  Dated: October 30, 1998

 GORDON S. MACKLIN*                      Director
 Gordon S. Macklin                       Dated: October 30, 1998


*By  /s/ Larry L. Greene
     Attorney-in-Fact
     (Pursuant to Power of Attorney previously filed)




                 FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.
                             REGISTRATION STATEMENT
                                  EXHIBIT INDEX

EXHIBIT NO.           DESCRIPTION                                   LOCATION

EX-99.B1(i)           Articles of Incorporation dated November         *
                      23, 1977

EX-99.B1(ii)          Articles of Amendment dated July 16, 1982        *

EX-99.B1(iii)         Articles of Amendment dated August 7, 1986       *

EX-99.B1(iv)          Articles of Amendment to Articles of             *
                      Incorporation dated March 21, 1995

EX-99.B2(i)           By-Laws                                          *

EX-99.B2(ii)          Amendment to By-Laws dated April 25, 1988        *

EX-99.B5(i)           Management Agreement between Registrant          *
                      and Franklin Advisers, Inc. dated May 1,
                      1994

EX-99.B6(i)           Amended and Restated Distribution                *
                      Agreement between Registrant and
                      Franklin/Templeton Distribution, Inc.
                      dated March 30, 1995

EX-99.B6(ii)          Forms of Dealer Agreements between               Attached
                      Franklin/Templeton Distributors, Inc.
                      and Securities Dealers

EX-99.B8(i)           Master Custody Agreement between                 *
                      Registrant and Bank of New York dated
                      February 16, 1996

EX-99.B8(ii)          Terminal Link Agreement between Registrant       *
                      and Bank of New York dated February 16,
                      1996

EX-99.B8(iii)         Amendment dated May 7, 1997 to Master            *
                      Custody Agreement between the Registrant
                      and Bank of New York dated February 16,
                      1996

EX-99.B8(iv)          Amendment dated February 27, 1998, to            Attached
                      Exhibit A of the Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996

EX-99.B9(i)           Subcontract for Fund Administrative              *
                      Services dated October 1, 1996 and
                      Amendment thereto dated March 11, 1998
                      between Franklin Advisers, Inc. and
                      Franklin Templeton Services, Inc.

EX-99.B10(i)          Opinion and Consent of Counsel dated May         *
                      15, 1998

EX-99.B11(i)          Consent of Independent Auditors                  Attached

EX-99.B13(i)          Letter of Understanding for Class II             *
                      shares dated April 12, 1995

EX-99.B15(i)          Distribution Plan pursuant to 12b-1 Rule         *
                      dated May 1, 1994 between Franklin
                      California Tax-Free Income Fund, Inc. and
                      Franklin/Templeton Distributors, Inc.

EX-99.B15(ii)         Distribution Plan pursuant to Rule 12b-1         *
                      between Franklin/Templeton Distributors,
                      Inc. and the Registrant on behalf of
                      Franklin California Tax-Free Income Fund -
                      Class II dated March 30, 1995

EX-99.B17(i)          Power of Attorney dated March 19, 1998           *

EX-99.B17(ii)         Certificate of Secretary dated March 19,         *
                      1998

EX-99.B18(i)          Multiple Class Plan dated October 19, 1995       Attached


* Incorporated by Reference